BCM Focus Small/Micro-Cap Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 60.1%
	COMMUNICATION SERVICES — 4.3%
	MEDIA — 4.3%
100,000	WideOpenWest, Inc.*	$1,149,000

	CONSUMER DISCRETIONARY — 11.0%
	AUTOMOBILES & COMPONENTS — 4.3%
15,000	XPEL, Inc.*	1,141,050

	CONSUMER SERVICES — 6.7%
130,000	Despegar.com Corp.*	882,700
10,000	Papa John's International, Inc.	896,900
		1,779,600
		2,920,650
	FINANCIALS — 3.3%
	DIVERSIFIED FINANCIALS — 3.3%
10,000	StoneX Group, Inc.*	878,800

	HEALTH CARE — 5.6%
	HEALTHCARE EQUIPMENT & SERVICES — 5.6%
4,000	Heska Corp.*	357,760
16,000	Inmode, Ltd.*	560,800
15,000	iRadimed Corp.	561,000
		1,479,560

	INDUSTRIALS — 6.5%
	COMMERCIAL & PROFESSIONAL SERVICES — 6.5%
25,000	Franklin Covey Co.*	1,160,000
42,500	Upwork, Inc.*	550,800
		1,710,800
	INFORMATION TECHNOLOGY — 26.3%
	SEMICONDUCTORS — 2.9%
10,000	Onto Innovation, Inc.*	786,500

	SOFTWARE & SERVICES — 23.4%
10,000	Agilysys, Inc.*	835,600
25,000	Alarm.com Holdings, Inc.*	1,340,000
22,500	EVERTEC, Inc.	831,150
15,000	Model N, Inc.*	594,900
155,000	Olo, Inc.*	1,243,100
40,000	PagerDuty, Inc.*	1,191,600
4,440	ShotSpotter, Inc.*	171,162
		6,207,512
		6,994,012

BCM Focus Small/Micro-Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 3.1%
40,000	Element Solutions, Inc.	$819,200
	TOTAL COMMON STOCKS
	(Cost $14,513,510)	15,952,022

	SHORT-TERM INVESTMENTS — 41.2%
10,954,727	Goldman Sachs Financial Square Government Fund, 4.23%[1]	10,954,727
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,954,727)	10,954,727
	TOTAL INVESTMENTS — 101.3%
	(Cost $25,468,237)	26,906,749
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%	(348,073)
	TOTAL NET ASSETS — 100.0%	$26,558,676
* Non-income producing security.
[1] Rate disclosed is the seven-day effective yield as of January 31, 2023.